Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of composition of trade accounts receivables

	2025	2024
Trade accounts receivables	232,002	145,409
Related parties - note 20	1,532	885
Impairment of trade accounts receivables	(4,946)	(5,501)
	228,588	140,793

Schedule of changes in impairment of trade accounts receivables

	2025	2024
Balance at the beginning of the year	(5,501)	(6,561)
Additions	(7,560)	(11,754)
Reversals	8,488	12,084
Foreign exchange gain (losses)	(373)	730
Balance at the end of year	(4,946)	(5,501)

Schedule of analysis of trade accounts receivables by currency

	2025	2024
USD	207,642	121,240
BRL	20,946	19,540
Other	-	13
	228,588	140,793

Schedule of aging of trade accounts receivables

	2025	2024
Current	216,657	129,918
Up to 3 months past due	12,609	12,693
From 3 to 6 months past due	30	568
Over 6 months past due	4,238	3,115
	233,534	146,294
Impairment of trade accounts receivables	(4,946)	(5,501)
	228,588	140,793